Oct. 13, 2026
Calamos Nasdaq® Autocallable Growth ETF
Investment Objective

Calamos Nasdaq® Autocallable Growth ETF (the “Fund”) seeks to generate long-term capital growth while providing reduced downside risk through exposure to the MerQube Nasdaq‑100® Vol Advantage Autocallable Growth Index (the “Autocallable Index”). The Autocallable Index is designed to reflect the performance of a theoretical diversified portfolio of synthetic autocallable notes (each an “Autocallable” and the theoretical portfolio of Autocallables, the “Index Portfolio”). The reduced downside risk that the Fund seeks to deliver is relative to owning a single underlying autocallable note (and not relative to risk associated with investing in the Nasdaq‑100®), because exposure to the Autocallable Index is expected to provide benefits such as reduced timing risk, diversification across multiple Autocallable notes (i.e., not subject to a single maturity barrier), and contingent maturity barriers that may help preserve capital over time. As part of the Fund’s seeking to generate long-term growth, any coupons due and payable on individual synthetic Autocallable notes will, when and if payable, be paid into the Fund.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments):
Management Fees	0.74%
Distribution and/or Service Fees (12b‑1)	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.86%
Fees Waived and/or Reimbursed[2]	(0.12)%
Total Annual Fund Operating Expenses After Waiving and/or Reimbursing Expenses	0.74%
1 “Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

2 Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”) has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements) your costs, whether you sell or hold your Fund Shares, would be:

Year 1	Year 3
$76	$237

Year 1	Year 3
$76	$237

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in U.S. Treasuries, cash, cash equivalents, box spreads, box spread ETFs and unfunded total return swaps that provide exposure to the Autocallable Index. The Autocallable Index is designed to reflect the collective performance of a theoretical portfolio of approximately 52 synthetic Autocallables arranged in a laddered structure with staggered entry points and similar fixed parameters (the “Parameters”) as described below within the section entitled “Index Portfolio Characteristics”. The Fund will not attempt to replicate or track the Autocallable Index but will instead use financial instruments such as total return swaps to gain exposure to the level of the Autocallable Index. As part of the Fund’s seeking to generate long-term growth, any coupons due and payable on individual synthetic Autocallable notes will, when and if payable, be paid into the Fund. The Fund does not intend to make regular distributions of such coupons and instead seeks tax-efficient compounding of any coupons within the Fund.

The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, are contingent and with respect to principal value at maturity, based on the performance of the MerQube Nasdaq‑100® Vol Advantage Index (the “Underlying Reference Index”), which provides volatility adjusted exposure to E-Mini Nasdaq‑100® futures contracts. The Fund’s portfolio will be comprised of unfunded total return swaps, U.S. Treasuries, cash, cash equivalents, “box spreads” and box spread ETFs. The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, “box spreads” (which may include investment in box-spread ETFs) and unfunded total return swaps providing exposure to the Autocallable Index (the “Swap Agreements”). However, in order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its cash to investments in eligible collateral instruments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

Each Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (the “Observation Date”) (e.g., annually, noting the annual Observation Dates are specific to each Autocallable) (a “Coupon”), provided that the Underlying Reference Index reaches or exceeds a certain level (the “Coupon Barrier”). If on specified annual Observation Dates the Underlying Reference Index reaches or exceeds a certain level (the “Autocallable Barrier”) then the Autocallable will automatically mature. Potential coupons will continue to accumulate over the life of each Autocallable so long as that Autocallable is not called (i.e., the amount of the potential Coupon will be greater for such subsequent observation period as it will account for the Coupon that was not recognized on the prior observation period). If the performance of the Underlying Reference Index is below the Coupon Barrier on any Observation Date and at the maturity date of the Autocallable, no Coupon is paid for that then-ended observation period or at maturity, as the case may be. Each synthetic Autocallable employs a “memory” or what may be commonly referred to as a “snowball” feature where the unpaid Coupons are credited to the Fund if the Autocallable is called.

Each Autocallable is subject to a one-year non-callable period from the date of issuance (the “Non-Callable Period”). Each Autocallable incorporates a principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocallable Index, and in turn investors, be exposed to the full downside performance of the Underlying Reference Index at maturity. Therefore, while Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.

The Fund’s exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocallable Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.

In light of the fact that the Fund is entering into one or more unfunded total return swaps, the Fund will not be required to make any upfront payment to the Swap Counterparty to enter into the transaction itself. However, the Fund will be subject to variation margin requirements and will be required to post a portion of its assets as initial margin. In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents. The Fund will also utilize box spreads that consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts (“Box Spreads”). The Fund may also invest in other exchange-traded funds which in turn invest principally in Box Spreads.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocallable Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements.

Investment Structure Overview

The Fund’s investment approach centers on gaining exposure to a theoretical diversified portfolio of approximately 52 synthetic autocallables using one or more Swap Agreements that reference the Autocallable Index. Each of these Autocallables is linked to the performance of the Underlying Reference Index, which dynamically adjusts its exposure to E-Mini Nasdaq‑100® futures contracts based on market volatility conditions. To efficiently implement this strategy, the Fund enters into one or more Swap Agreements with Swap Counterparties. These Swap Agreements reference the Autocallable Index, which is designed to reflect the aggregate performance of the entire Index Portfolio, allowing the Fund to gain comprehensive exposure to a theoretical portfolio of synthetic Autocallables through a single instrument. The returns are based on certain pre-defined payout and return characteristics described in more detail in the section below entitled “Index Portfolio Characteristics”. Each Autocallable’s return profile will be linked to the Underlying Reference Index as a whole and does not look-through to the individual constituents of such index.

Index Portfolio Characteristics

The Fund provides investors with exposure to an index which is designed to reflect the aggregate total return of a theoretical portfolio of approximately 52 Autocallables. Each synthetic Autocallable in the Index Portfolio may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(a)
payment of Coupons on an Observation Date or at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below);

or

(b)
as part of the Autocallables’ return, the Autocallable Index, and in turn the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.

Each Autocallable in the Index Portfolio will have the following key Parameters:

I. Individual Autocallables: Each Autocallable in the Index Portfolio features (as more set forth in the table below):

•	5-year tenor (Maturity)

•	1-year initial Non-Callable Period from the date of issuance

•	U.S. Dollar denomination

•	70% Maturity Barrier (observed at maturity)

•	100% Autocallable Barrier (observed annually)

•	100% Coupon Barrier (observed annually)

•	Direct link to the performance of the Underlying Reference Index

II. Key Components: Each Autocallable in the Index Portfolio has the following main components:

•

Call Feature: Each Autocallable will automatically be called prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on an annual Observation Date. If the Underlying Reference Index is below the Autocallable Barrier after the annual Observation Date, the note remains in the Index Portfolio, uncalled, until the market recovers.

•

Contingent Coupon: A coupon is paid by the Autocallable if, on the annual Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period. Unpaid Coupons will be added to any future Coupon payment.

•

Contingent Principal Protection: If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index’s level is above the Maturity Barrier (70%) at maturity. If the Underlying Reference Index closes below the Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.

•

Memory: If the Underlying Reference Index is below the Coupon Barrier on an annual Observation Date and no Coupon is paid, that Coupon is not lost but instead accumulates; all such previously unpaid Coupons are credited (i) on any subsequent annual Observation Date on which the Underlying Reference Index is again at or above the Coupon Barrier, and/or (ii) if earlier, upon the Autocallable being called.

The Underlying Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables.

III. Implementation Mechanism: To efficiently gain exposure to this theoretical diversified portfolio of Autocallables, the Fund utilizes:

•	Swap Agreements with Swap Counterparties

•	The Autocallable Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (See “The Underlying Reference Index”)

PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Coupon Barrier	The predetermined level of the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a fixed amount to be paid (the “Coupon”).	100% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio.
Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the maturity date of the Autocallable will result in the full repayment of principal.	70% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier	Annually
Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier	The maturity date

PARAMETER	DESCRIPTION	SPECIFIC DATA
Observation Date — Contingent Coupon Payment

Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier If the Underlying Reference Index is below the Coupon Barrier with respect to an Autocallable, the Autocallable is not called, and no Coupon is paid

Annually
Maturity	The final Observation Date, on which the Autocallable terminates and the final cash flows are determined	5 years
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Coupon”).	The Coupon rate is established via prevailing current market environments and specific parameters with the Underlying Reference Index.

Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific Observation Dates.

With regard to the Maturity Barrier, it should be noted that if on the maturity date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocallable Index and, in turn, the Fund.

For example, noting the Maturity Barrier for an Autocallable is 70% of the level of an Underlying Reference Index as of the date the Autocallable is issued:

•

if such Underlying Reference Index of such Autocallable falls by only 10% (which is still above the Maturity Barrier) then the negative performance of the Underlying Reference Index will not reduce the amount of principal to be repaid;

•

on the other hand, if such Underlying Reference Index falls by 55% (i.e., to 45% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then at maturity the amount of principal to be repaid will have fallen by 55%.

As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocallable Index and, in turn, the Fund.

Portfolio Management and Rebalancing

The Autocallable Index is managed through a systematic process, and the Fund gains exposure to the Autocallable Index through the use of Swap Agreements. The underlying Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have been called or matured are replaced depending upon the Autocallable Index cashflows with new Autocallables and any Coupons received are reinvested in Autocallables. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining a consistent exposure to a theoretical portfolio of approximately 52 synthetic Autocallables. Furthermore, by gaining exposure, via the Autocallable Index, to the total return of approximately 52 Autocallables with staggered entry points, the Fund seeks to benefit from a theoretical diversified portfolio that seeks to (i) smooth capital appreciation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially lower overall portfolio volatility.

While the Autocallable Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements.

The Underlying Reference Index

The MerQube Nasdaq‑100® Vol Advantage Index (the “Underlying Reference Index”) is designed to provide volatility adjusted exposure to E-Mini Nasdaq‑100® futures contracts (the “Equity Component”) by targeting an implied volatility of 35%, subject to a 6% decrement per annum. Unlike traditional equity indices that maintain fixed allocations, this index dynamically adjusts exposure based on market volatility conditions. During calm or typical market environments, the Underlying Reference Index increases exposure to equity futures while during volatile market periods, the Underlying Reference Index reduces exposure to equity futures. Unlike other volatility target indices that rebalance daily based on realized volatility, this Underlying Reference Index rebalances weekly (at the end of each week) based on one-week implied volatility derived from Invesco QQQ TrustSM, Series 1 (“QQQ”) weekly options prices. This approach seeks to maintain a more consistent risk profile across varying market conditions while potentially reducing drawdowns during market stress and improving risk-adjusted returns over time.

The Underlying Reference Index is a rules-based, systematic index designed to provide dynamic exposure to equities making up the Nasdaq‑100 Index® while employing a volatility management methodology that seeks to maintain a target volatility level. The Underlying Reference Index dynamically adjusts exposure between the Equity Component and a cash position based on prevailing market volatility conditions.

Underlying Reference Index Methodology

The Underlying Reference Index employs a sophisticated approach to stabilizing volatility and dividend risk via:

•	Volatility Target: Maintains a predetermined volatility target of 35%, which helps create a more stable risk profile across varying market conditions.
•

Dynamic Exposure Adjustment: Calculates exposure to the equity component based on the ratio of the target volatility to the observed market volatility, with a maximum exposure cap of 5x (500%). Exposure is implemented via E-Mini Nasdaq‑100® futures contracts.

•	Forward-Looking Volatility Measurement: Utilizes options market data to determine a near-term, forward-looking volatility level as implied by the listed options market, specifically using QQQ options.
•	Weekly Rebalancing: The Underlying Reference Index rebalances weekly (on the last trading day of each week), with the leverage factor recalculated based on the prevailing volatility conditions.
•

Decrement: The Underlying Reference Index includes a fixed synthetic dividend (or “decrement”) of 6% per annum, which is applied daily to the Index value. This daily decrement equals the 6% annual rate divided by 360 days (approximately 0.0167% per day) and is subtracted from the Index return regardless of the actual dividends paid by the constituent securities.

Underlying Reference Index Construction and Calculation

The Underlying Reference Index is calculated daily according to the following methodology:

1.

The fair value of the variance swap referenced by the Underlying Reference Index is calculated using options market data for QQQ options, which serves as a forward-looking measure of implied volatility.

2.

The leverage is determined as the ratio of the volatility target (35%) to the fair value of the variance swap referenced by the Underlying Reference Index, subject to the maximum exposure constraint of 5x.

3.	The Underlying Reference Index exposure is adjusted based on this leverage calculation, providing higher exposure when market volatility is low and lower exposure when market volatility is high.

4.	The Underlying Reference Index rebalances weekly to maintain the targeted volatility profile, with adjustments made based on the most recent volatility readings.

The Underlying Reference Index is calculated in U.S. dollars and was launched on November 11, 2025, with a base date of January 6, 2005.

By employing both volatility targeting and a fixed decrement, the Underlying Reference Index is designed particularly for use in structured product applications where a more predictable volatility profile and known dividend treatment are advantageous for pricing and risk management purposes.

Autocallable Index Methodology

The Autocallable Index is designed to reflect the performance of a theoretical portfolio of synthetic Autocallables (the “Autocallables” which have the MerQube Nasdaq‑100® Vol Advantage Index as the reference underlying asset). The Autocallables in the theoretical portfolio follow predetermined terms including a 260-week maturity period from issue date, a 52-week non-callable period from the issue date, and coupon payments every four (4) weeks. Each Autocallable features conditional cash flows on specific monthly Observation Dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% Autocallable Barrier and 100% Coupon Barrier percentages. The Autocallable Index provider’s pricing model determines the present value of these synthetic notes accounting for prevailing market conditions and contemplates the reinvestment of cash flows.

The Autocallable Index rebalances at preset intervals (weekly), adding one new autocallable note at each rebalance date depending on the Autocallable Index cashflows. The initial portfolio comprises 52 autocallable notes issued on each Friday between January 14, 2005 and January 6, 2006. To maintain diversification, the Autocallable Index applies concentration limits through an allocation cap that restricts the weight of any individual Autocallable security to 5%. Cash from paid Coupons and maturing or redeemed notes is systematically reallocated across the portfolio according to predefined rules. The Autocallable Index is calculated daily, rebalanced weekly and is denominated in U.S. Dollars with the Index base value set at 100.

The Index is composed of a theoretical portfolio of autocallable notes with the following characteristics:

SPECIFICATION	AUTOCALLABLE INDEX
Reference Asset	MerQube Nasdaq‑100® Vol Advantage Index
Face Value	100
Maturity Date	260 weeks from the Issue Date
Non-Callable Period	52 weeks from the Issue Date
Coupon Dates	Every 52 weeks from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	70%
Coupon Barrier Percentage	100%
Memory Feature	Yes — unpaid Coupons credited upon call or maturity

Total Return Swaps — A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way. The use of total return swaps may add leverage to the Fund’s portfolio.

Box Spreads — A Box Spread is an offsetting set of options, which may include Flexible Exchange Options (“FLEX Options”). Box Spreads consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long position. The difference between the strike prices of the synthetic long position and the synthetic short position determines the expiration value (or value at maturity) of the Box Spread. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options’ reference asset. Once the Box Spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options’ reference assets. The Fund may purchase Box Spreads on various indices or securities based on risk and return considerations. Box Spreads are expected to have return characteristics similar to cash equivalents. The Fund may also invest in other exchange-traded funds which in turn invest principally in Box Spreads.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold and that reference the SPDR S&P 500 ETF (“SPY”) will give the Fund the right or the obligation to either receive or deliver shares of SPY, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between SPY’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The Fund will purchase call options (giving the Fund the right to receive shares of SPY or a cash payment) and put options (giving the Fund the right to deliver shares of SPY or a cash payment), and may sell (i.e., write) call options (giving the Fund the obligation to deliver shares of SPY or a cash payment) and put options (giving the Fund the obligation to receive shares of SPY or a cash payment) in instances where it is deemed necessary or desirable to construct the Box Spread. In instances where the purchased call and put options are substantially in-the-money and the synthetic long and short positions comprising the Box Spread can effectively be constructed without writing call or put options, the Fund may elect not to write call or put options. The Fund intends to use FLEX Options in constructing Box Spreads. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees.

Fund Performance

The Fund has not commenced operations as of the date of this prospectus. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available at no cost by visiting the Fund’s website at www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.